DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total depreciation and amortization expense	$ 16,379	$ 16,096
Depreciation and amortization included in cost of services	15,205	14,843
Depreciation and amortization recorded in selling, general and administrative expense	$ 1,174	$ 1,253